Financing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Fair Value of Convertible Notes
Fair value of convertible notes
(in thousands)
:

	Fair Value at
	June 30, 2023	December 31, 2022
2017 Convertible Notes	$13,243	$15,242
2020 Convertible Note	555	706
2017 Convertible Term Note	21,308	13,148

Total	$35,106	$29,096

Fair value of convertible notes
(in thousands)
:

	Fair Value at December 31,
	2022	2021
2017 Convertible Notes	$15,242	$8,716
2020 Convertible Notes	706	408
2021 Convertible Notes	—	2,557

2018 Convertible Notes	13,148	0

Total	$29,096	$11,681

Summary of Fair Value of SAFE Notes
Fair value of SAFE notes
(in thousands)
:

	Fair Value at
	June 30, 2023	December 31, 2022
SAFE note with LamVen, a related party	$10,302	$5,403
SAFE note with LamJam, a related party	9,520	—
SAFE note with Park Lane, a related party	10,302	5,403
SAFE note with iHeart Media	13,736	7,203
SAFE note with Palantir	12,362	6,484
SAFE note with a private investor	137	72
SAFE note with a private investor	343	—
SAFE-T	143	149

Total	$56,845	$24,714
Less: SAFE notes at fair value, current	$(46,844)	$(149)

SAFE notes at fair value, long term	$10,001	$24,565